Financial Risk Management, Objectives and Policies	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial risk management [text block]
29.	Financial risk management, objectives and policies

The Group’s main financial liabilities, comprise loans and borrowings, trade payables and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group´s main financial assets include cash and short-term deposits and trade and other receivables that derive directly from its operations. The Group also holds financial instruments designated at fair value through OCI, cash flow hedges instruments and derivative financial instruments of negotiation.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. The Group’s senior management is supported by financial management that advises on financial risks and the appropriate financial risk governance framework for the Group. The financial management provides assurance to the Group’s senior management that the Group’s financial risk-taking activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group´s policies and risk objectives.

The Management reviews and agrees policies for managing each of these risks, which are summarized below.

Market risk -

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprise three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments affected by market risk include deposits, financial instruments designated at fair value through OCI and derivative financial instruments.

The sensitivity analyses shown in the following sections relate to the Group’s consolidated position as of December 31, 2019 and 2018. The sensitivity analyses have been prepared on the basis that the amount of net debts and the proportion of financial instruments in foreign currencies are all constant and on the basis of the hedge designations in place as of December 31, 2019 and 2018.

The following assumptions have been made in calculating the sensitivity analyses:

-	The sensitivity of the relevant statement of profit or loss items is the effect of the assumed changes in respective market risks. This is based on the financial assets and financial liabilities held as of December 31, 2019 and 2018, including the effect of hedge accounting.

Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

As of December 31, 2019 and 2018, all of the Group’s borrowings were at a fixed rate of interest; consequently, Management determined that is not necessary to do an interest rate sensitivity analysis.

Foreign currency risk -

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group’s operating activities (when revenue or expense is denominated in a different currency from the Group’s functional currency).

The Group hedges its exposure to fluctuations on the translation into soles of its Senior Notes which are denominated in U.S. dollars, by using cross currency swaps contracts, see note 30 (a).

Foreign currency sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in the U.S. dollar/sol exchange rate, with all other variables held constant. The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.

2019	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(650)
	+10	(1,299)
	-5	650
	-10	1,299

2018	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	(3,183)
	+10	(6,365)
	-5	3,183
	-10	6,365

Equity price risk -

The Group’s listed equity securities measured at level three of the fair value hierarchy are susceptible to market price risk arising from uncertainties about future values of the investment securities, see note 30.

Credit risk -

Credit risk is the risk that counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to a credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of the customer is assessed, and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored and any shipments to major customers are generally covered by letters of credit. As of December 31, 2019 and 2018, the Group had 6 customers, that owed the Group more than S/3,000,000, with each accounting for approximately 43% and 33% for all receivables owing, respectively. As of December 31, 2019, there were 22 customers with balances smaller than S/700,000 and less S/3,000,000, with each accounting for approximately 31% and 37% of the total amount receivable, respectively. The evaluation for allowance for expected credit losses is updated at the date of the consolidated financial statements and individually for the main customers. This calculation is based on actual historical data incurred.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in note 7. The Group does not hold collateral as security.

Financial instruments and cash deposits

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. Investments of surplus funds are made only with approved counterparties of first level. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments. As of December 31, 2019 and 2018, the Group’s maximum exposure to credit risk for the components of carrying amounts is shown in note 6. The Group’s maximum exposure relating to financial derivative instruments is noted in the liquidity table.

Liquidity risk -

The Group monitors its risk of shortage of funds using a recurring liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans and debentures of long term. Access to sources of funding is sufficiently available and debt maturing within 12 months can be rolled over under the same conditions with existing lenders, if this is necessary.

As of December 31, 2019 and 2018 no portion of Senior Notes will mature in less than one year.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2019
Interest-bearing loans adjusted by hedge	-	98,774	400,671	570,000	1,069,445
Interest	29,124	31,265	203,525	232,057	495,971
Hedge finance cost payable	-	14,703	36,757	-	51,460
Trade and other payables	174,888	50,364	-	-	225,252

As of December 31, 2018
Interest-bearing loans adjusted by hedge	-	60,822	981,440	-	1,042,262
Interest	10,006	44,436	101,243	-	155,685
Hedge finance cost payable	7,489	7,489	52,422	-	67,400
Trade and other payables	120,947	24,903	-	-	145,850

The disclosed financial derivative instruments in the table below are the gross undiscounted cash flows. However, those amounts may be settled gross or net. The following table shows the corresponding reconciliation to those amounts to their carrying amounts:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2019
Inflows	-	-	-	44,527	-	44,527
Outflows	-	(1,601)	(7,394)	(36,210)	-	(45,205)
Net	-	(1,601)	(7,394)	8,317	-	(678)

Discounted at the applicable interbank rates	-	(1,595)	(7,280)	7,573	-	(1,302)

As of December 31, 2018
Inflows	1,470	-	-	75,955	-	77,425
Outflows	-	(1,631)	(7,448)	(50,025)	-	(59,104)
Net	1,470	(1,631)	(7,448)	25,930	-	18,321

Discounted at the applicable interbank rates	1,470	(1,625)	(7,336)	19,759	-	12,268

Changes in liabilities arising from financing activities:

	Balance as of January 1, 2018	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Movement of foreign currency	Amortization of costs of issuance of senior notes	Others	Balance as of December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2019
Hedge finance cost payable	6,033	-	14,824	-	(14,935)	-	-	-	5,922
Dividends payable	19,331	154,119	-	-	(120,647)	-	-	(280)	52,523
Interest-bearing loans	1,083,377	-	-	638,281	(610,999)	(9,562)	807	-	1,101,904

2018
Hedge finance cost payable	10,505	-	21,971	-	(26,443)	-	-	-	6,033
Dividends payable	29,725	161,396	-	-	(171,790)	-	-	-	19,331
Interest-bearing loans	965,290	-	-	661,390	(588,150)	39,520	5,327	-	1,083,377

Capital management -

For the purpose of the Group’s capital management, capital includes capital stock, investment shares, additional paid-in capital and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group’s capital management is to maximize the shareholders’ value.

In order to achieve this overall objective, the Group’s capital management, among other things, aims to ensure that it meets financial covenants attached to the interest-bearing loans and borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the creditors to immediately call senior notes. There have been no breaches in the financial covenants of the Senior Notes in the current period.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2019 and 2018.